OPERATING LEASES	6 Months Ended
Jun. 30, 2023
OPERATING LEASES
OPERATING LEASES

10.  OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms range from 0.17 to 3.25 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group’s unaudited interim condensed consolidated balance sheet.

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Right-of-use assets	4,135	3,523

Operating lease liabilities - current	1,367	1,209
Operating lease liabilities – non-current	2,837	2,331
Total operating lease liabilities	4,204	3,540

For the six months ended June 30, 2022, the Group had operating lease costs of approximately US$925 and recorded short-term lease costs of US$359. For the six months ended June 30, 2023, the Group had operating lease costs of approximately US$664 and recorded short-term lease costs of US$246. Cash paid for amounts included in the measurement of operating lease liabilities were US$1,085 and US$678 for the six months ended June 30, 2022 and 2023, respectively.

As of June 30, 2023, the weighted average remaining lease term was 3.22 years and the weighted average discount rate was 3.28%.

The following table summarizes the maturity of operating lease liabilities as of June 30, 2023:

Operating leases
US$
2023 remaining	615
2024	1,134
2025	1,134
2026	850
Total	3,733
Less: imputed interest	(193)
Present value of lease liabilities	3,540